UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05642)

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/11

Date of reporting period: 05/31/11

Schedule of Investments    |    May 31, 2011 (unaudited)

Item 1.	Schedule of Investments.

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets)
High Yield Corporate Bonds — 32.3%
Basic Industry — 4.7%
AbitibiBowater, 10.25%, 10/15/18 ■	$175,000	$192,719
AK Steel, 7.63%, 5/15/20	250,000	260,000
ALROSA Finance SA, 7.75%, 11/3/20 ■	200,000	218,832
Bumi Investment, 10.75%, 10/6/17 ■	150,000	171,375
Cascades, 7.75%, 12/15/17	250,000	265,000
Domtar, 7.13%, 8/15/15	57,000	62,985
Evraz Group SA, 8.25%, 11/10/15 ■	150,000	167,691
Graham Packaging, 8.25%, 10/1/18	250,000	272,500
Huntsman International LLC, 8.63%, 3/15/21 ■	250,000	279,687
Intertape Polymer US, 8.50%, 8/1/14	150,000	143,063
Nova Chemicals, 8.38%, 11/1/16	250,000	279,375
Novelis, 8.38%, 12/15/17	200,000	218,000
Polymer Group, 7.75%, 2/1/19 ■	200,000	206,000
Steel Dynamics, 6.75%, 4/1/15	184,000	189,520
Stora Enso OYJ, 7.25%, 4/15/36 ■	200,000	190,000
Tembec Industries, 11.25%, 12/15/18 ■	200,000	226,000
Thompson Creek Metals, 7.38%, 6/1/18 ■	150,000	151,687
Vedanta Resources, 9.50%, 7/18/18 ■	100,000	110,750
Verso Paper Holdings LLC, 8.75%, 2/1/19 ■	250,000	250,000

		3,855,184

Capital Goods — 3.3%
Berry Plastics, 4.18%, 9/15/14 Δ	200,000	187,500
Columbus McKinnon, 7.88%, 2/1/19 ■	200,000	207,000
DynCorp International, 10.38%, 7/1/17 ■	225,000	238,500
Fosun International, 7.50%, 5/12/16 ■	250,000	248,750
Huntington Ingalls Industries, 6.88%, 3/15/18 ■	50,000	52,125
Navistar International, 8.25%, 11/1/21	300,000	329,625
Park-Ohio Industries, 8.13%, 4/1/21 ■	200,000	204,500
Pittsburgh Glass Works LLC, 8.50%, 4/15/16 ■	200,000	207,500
Polypore International, 7.50%, 11/15/17 ■	200,000	212,500
Tenneco, 8.13%, 11/15/15	350,000	371,000
Titan International, 7.88%, 10/1/17 ■	250,000	268,750
United Rentals North America, 8.38%, 9/15/20	200,000	208,000

		2,735,750

Communications — 4.1%
CCO Holdings LLC, 7.00%, 1/15/19	250,000	255,313
Clear Channel Communications, 10.75%, 8/1/16	200,000	192,000
Clearwire Communications LLC, 12.00%, 12/1/15 ■	250,000	272,812
Digicel Group, 10.50%, 4/15/18 ■	200,000	226,000
Frontier Communications,
8.50%, 4/15/20	250,000	274,062
9.00%, 8/15/31	180,000	187,875
Inmarsat Finance, 7.38%, 12/1/17 ■	250,000	265,000
Integra Telecom Holdings, 10.75%, 4/15/16 ■	175,000	183,750
Intelsat Jackson Holdings, 7.25%, 4/1/19 ■	200,000	201,500
McClatchy, 11.50%, 2/15/17	150,000	164,250
Media General, 11.75%, 2/15/17	150,000	151,125
MetroPCS Wireless, 7.88%, 9/1/18	200,000	215,250
Nextel Communications, Series C, 5.95%, 3/15/14	250,000	251,875

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
NII Capital, 8.88%, 12/15/19	$500,000	$553,750

		3,394,562

Consumer Cyclical — 6.7%
American Airlines Pass-Through Trust, Series 2011-1 Class B, 7.00%, 1/31/18 ■ †	200,000	193,000
Ameristar Casinos, 7.50%, 4/15/21 ■	150,000	155,625
Beazer Homes USA, 9.13%, 6/15/18	250,000	237,500
Calumet Specialty Products Partners LP, 9.38%, 5/1/19 ■	175,000	183,859
Carrols, 9.00%, 1/15/13	250,000	250,625
Chrysler Group LLC, 8.00%, 6/15/19 ■	200,000	199,500
Dana Holding, 6.50%, 2/15/19	300,000	298,500
Darling International, 8.50%, 12/15/18 ■	200,000	218,000
Delphi, 5.88%, 5/15/19 ■	250,000	248,125
Ford Motor, 7.45%, 7/16/31	100,000	113,549
Ford Motor Credit, 7.00%, 10/1/13	560,000	606,392
Harrah’s Operating,
10.75%, 2/1/16	113,000	113,565
11.25%, 6/1/17	250,000	281,250
Hertz, 7.38%, 1/15/21 ■	200,000	207,000
JC Penney, 5.65%, 6/1/20	250,000	246,875
K Hovnanian Enterprises, 8.63%, 1/15/17	100,000	66,000
Marina District Finance, 9.88%, 8/15/18 ■	150,000	156,750
Regal Entertainment Group, 9.13%, 8/15/18	150,000	159,375
Rite Aid, 10.38%, 7/15/16	250,000	268,750
RR Donnelley & Sons, 7.25%, 5/15/18 «	200,000	202,460
Sealy Mattress, 10.88%, 4/15/16 ■	57,000	63,983
Servicios Corporativos Javer SAPI de CV, 9.88%, 4/6/21 ■	200,000	211,454
Uncle Acquisition 2010, 8.63%, 2/15/19 ■	175,000	183,750
Wyndham Worldwide, 6.00%, 12/1/16	365,000	389,892
Wynn Las Vegas LLC, 7.75%, 8/15/20	250,000	274,062

		5,529,841

Consumer Non Cyclical — 4.0%
Apria Healthcare Group, 11.25%, 11/1/14	150,000	158,438
Del Monte Foods, 7.63%, 2/15/19 ■	250,000	255,156
Constellation Brands, 7.25%, 5/15/17	200,000	218,750
DaVita, 6.63%, 11/1/20	250,000	256,250
FAGE Dairy Industry USA, 9.88%, 2/1/20 ■	150,000	149,250
Healthsouth, 7.25%, 10/1/18	250,000	265,625
Ingles Markets, 8.88%, 5/15/17	250,000	269,688
JBS USA LLC, 7.25%, 6/1/21 ■	200,000	196,000
Pinnacle Foods Finance LLC, 8.25%, 9/1/17	450,000	477,562
Res-Care, 10.75%, 1/15/19	150,000	161,625
Reynolds Group Issuer LLC, 8.50%, 5/15/18 ■	200,000	208,000
STHI Holding, 8.00%, 3/15/18 ■	150,000	154,500
Valeant Pharmaceuticals International, 6.88%, 12/1/18 ■	250,000	246,250
Viterra, 5.95%, 8/1/20 ■	250,000	260,363

		3,277,457

Electric — 1.6%
AES, 8.00%, 10/15/17	250,000	270,312
Calpine, 7.88%, 7/31/20 ■	250,000	265,000
Dubai Electricity & Water Authority, 7.38%, 10/21/20 ■	200,000	206,000
Midwest Generation LLC, Series B, 8.56%, 1/2/16 †	315,446	329,641

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Mirant Americas Generation LLC, 8.50%, 10/1/21	$200,000	$207,500

		1,278,453

Energy — 3.8%
Aquilex Holdings LLC, 11.13%, 12/15/16	150,000	147,750
Brigham Exploration, 8.75%, 10/1/18 ■	250,000	274,375
Concho Resources, 8.63%, 10/1/17	250,000	272,500
Energy XXI Gulf Coast, 9.25%, 12/15/17 ■	200,000	215,500
Forest Oil, 7.25%, 6/15/19	115,000	118,163
Linn Energy LLC, 8.63%, 4/15/20	200,000	219,000
MEG Energy, 6.50%, 3/15/21 ■	250,000	251,875
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18 ■ «	250,000	250,000
Patriot Coal, 8.25%, 4/30/18	250,000	265,312
PetroHawk Energy, 7.88%, 6/1/15	215,000	226,825
Petroplus Finance, 9.38%, 9/15/19 ■	200,000	205,000
Range Resources, 8.00%, 5/15/19	250,000	273,125
SM Energy, 6.63%, 2/15/19 ■	250,000	255,938
Stone Energy, 8.63%, 2/1/17	150,000	156,750

		3,132,113

Finance — 1.3%
Ally Financial, 7.50%, 9/15/20	250,000	269,063
CoreLogic, 7.25%, 6/1/21 ■	200,000	196,500
Icahn Enterprises LP, 7.75%, 1/15/16	250,000	256,875
PHH, 9.25%, 3/1/16	200,000	222,500
Springleaf Finance, Series MTN, 6.90%, 12/15/17	150,000	142,500

		1,087,438

Insurance — 0.6%
CNO Financial Group, 9.00%, 1/15/18 ■	250,000	270,000
Liberty Mutual Group, 10.75%, 6/15/58 ■ Δ	175,000	237,125

		507,125

Natural Gas — 1.1%
Energy Transfer Equity LP, 7.50%, 10/15/20	200,000	218,000
Holly Energy Partners LP, 6.25%, 3/1/15	250,000	250,000
Inergy LP, 7.00%, 10/1/18 ■	100,000	103,000
Sabine Pass LNG, 7.50%, 11/30/16	150,000	154,125
Southern Union, 7.20%, 11/1/66 Δ	200,000	195,500

		920,625

Real Estate — 0.3%
Realogy, 11.50%, 4/15/17 ■	125,000	131,875
Shimao Property Holdings, 8.00%, 12/1/16 ■	150,000	139,875

		271,750

Sovereigns — 0.4%
Republic of Uruguay, 8.00%, 11/18/22	250,000	318,500

Technology — 0.4%
First Data, ■
12.63%, 1/15/21	71,000	77,212
8.75%, 1/15/22	85,000	84,894

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

Americn Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
Seagate HDD Cayman, 6.88%, 5/1/20 ■	$150,000	$151,125

		313,231

Total High Yield Corporate Bonds (Cost: $25,011,334)		26,622,029

U.S. Government Agency Mortgage-Backed Securities — 40.8%
Adjustable Rate Δ — 0.5%
Federal Home Loan Mortgage Corporation, 2.31%, 9/1/18, #605911	76	77
Federal National Mortgage Association,
2.91%, 7/1/27, #070179	1,007	1,066
2.43%, 10/1/32, #725110 a	207,822	217,844
Government National Mortgage Association, 2.13%, 12/20/22, #008096	170,275	175,725

		394,712

Fixed Rate — 40.3%
Federal Home Loan Mortgage Corporation Gold, a
6.50%, 11/1/28, #C00676	126,364	143,197
5.50%, 10/1/33, #A15120	478,840	521,627
Federal National Mortgage Association,
6.00%, 12/1/13, #190179 a	92,724	97,122
7.00%, 7/1/17, #254414 a	122,248	135,652
5.00%, 11/1/18, #750989 a	223,942	241,834
5.00%, 2/1/19, #767182 a	367,255	396,597
5.00%, 2/1/21, #745279 a	329,520	356,053
5.50%, 4/1/21, #840466 a	344,469	374,083
6.00%, 5/1/29, #323702 a	218,868	243,159
7.00%, 9/1/31, #596680 a	127,754	145,306
6.50%, 6/1/32, #596712 a	175,124	197,190
5.50%, 6/1/33, #709700 a	284,996	310,615
5.50%, 11/1/33, #555967 a	766,297	835,181
6.00%, 11/1/33, #743642 a	237,917	264,025
5.50%, 12/1/33, #756202 a	431,515	470,305
6.00%, 1/1/34, #763687 a	525,127	582,424
5.50%, 2/1/34, #766070 a	529,003	579,036
6.00%, 3/1/34, #745324 a	428,054	475,563
6.50%, 6/1/34, #735273 a	496,773	563,954
6.00%, 1/1/35, #810225 a	496,574	549,825
5.50%, 3/1/35, #815979 a	716,342	779,616
5.00%, 7/1/35, #828346 a	729,298	780,000
5.50%, 3/1/36, #878059 a	537,881	584,888
6.00%, 6/1/36, #882685 a	1,405,235	1,552,853
5.50%, 4/1/37, #888284 a	1,109,179	1,206,113
5.00%, 6/1/37, #944244 a	860,969	918,135
5.50%, 6/1/38, #995018 a	1,121,319	1,219,314
4.00%, 6/1/41 «	3,855,000	3,882,105
4.50%, 6/1/41 «	6,275,000	6,518,156
5.00%, 6/1/41 «	6,715,000	7,147,278
Government National Mortgage Association, a
5.50%, 8/15/33, #604567	705,274	781,742
6.00%, 7/15/34, #631574	328,240	369,603

		33,222,551

Total U.S. Government Agency Mortgage-Backed Securities (Cost: $32,262,284)		33,617,263

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities — 22.8%
Adjustable Rate Δ — 7.0%
California Federal Bank of Los Angeles, Series 1991-CI2, Class A, 6.15%, 7/15/21 ¥	$9,928	$9,755
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 5.31%, 6/26/37 ■	530,972	526,468
Goldman Sachs Mortgage Loan Trust,
4.66%, 10/25/33, Series 2003-10, Class 1A1	424,582	426,911
4.04%, 1/25/35, Series 2005-AR1, Class B1 ¥	1,298,580	865,086
GSMPS Mortgage Loan Trust, Series 2006-RP2, Class B1, 6.19%, 4/25/36 ¥	1,503,310	362,090
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 5.45%, 7/25/36	1,388,768	1,250,788
JP Morgan Mortgage Trust, Series 2006-A7, Class 3A4, 5.88%, 1/25/37	348,178	37,431
MASTR Adjustable Rate Mortgages Trust, Series 2003-5, Class 4A1, 2.07%, 11/25/33	789,386	662,717
Washington Mutual Mortgage Pass-Through Certificates,
5.63%, 9/25/36, Series 2007-HY2, Class 3A2	626,769	100,357
2.71%, 2/25/37, Series 2007-HY1, Class 4A1	698,000	539,642
5.41%, 2/25/37, Series 2007-HY1, Class 1A1	595,129	426,872
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR3, Class B1, 2.49%, 6/25/33	328,234	226,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A3, 5.83%, 10/25/36	381,216	308,559

		5,743,577

Fixed Rate — 15.8%
Banc of America Alternative Loan Trust, Series 2007-1, Class 2A2, 5.67%, 4/25/37 ¥	724,926	72,416
Banc of America Funding, Series 2007-4, Class 1A2, 5.50%, 6/25/37 ¥	600,972	378,247
Citigroup Mortgage Loan Trust, Series 2010-10, Class 7A1, 4.78%, 12/25/32 ■	681,888	684,608
Countrywide Alternative Loan Trust,
5.00%, 1/25/35, Series 2004-28CB, Class 2A1	23,183	23,183
5.50%, 4/25/35, Series 2005-7CB, Class 2A4	471,227	471,648
Credit Suisse First Boston Mortgage Securities Corporation,
6.25%, 4/25/33, Series 2003-8, Class DB1	1,101,589	980,308
6.00%, 12/25/35, Series 2005-11, Class 6A7	1,000,000	574,559
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	849,296	711,784
GMAC Mortgage Corporation Loan Trust, Series 2010-1, Class A, 4.25%, 7/25/40 ■	112,532	113,084
Goldman Sachs Mortgage Loan Trust, Series 2005-4F, Class B1, 5.74%, 5/25/35 ¥	2,360,885	1,379,118
GSMPS Mortgage Loan Trust,
7.50%, 6/19/32, Series 2001-2, Class A ■	210,202	184,394
7.50%, 3/25/35, Series 2005-RP2, Class 1A2 ■ «	732,078	742,830
7.50%, 9/25/35, Series 2005-RP3, Class 1A2 ■ «	732,497	743,219
6.19%, 4/25/36, Series 2006-RP2, Class B2 ¥	1,355,040	253,182
6.78%, 3/25/43, Series 2003-1, Class B2 ¥	1,481,185	775,485
Impac Secured Assets Corporation, Series 2000-3, Class M1, 8.00%, 10/25/30 ¥	537,770	461,810
JP Morgan Alternative Loan Trust, Series 2006-S1, Class 1A19, 6.50%, 3/25/36	750,846	599,875
Lehman Mortgage Trust, Series 2008-6, Class 1A1, 6.01%, 7/25/47	236,519	227,445
MASTR Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	402,846	417,828
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A4, 7.50%, 8/25/34 ■	724,425	734,165
Mortgage Equity Conversion Asset Trust, Series 2010-1A, Class A, 4.00%, 7/25/60 ■	490,247	490,231
Nomura Asset Acceptance Corporation, Series 2004-R2, Class B1, 6.74%, 10/25/34 ■ ¥	956,036	548,946
Residential Accredit Loans, ¥
5.00%, 6/25/18, Series 2003-QS12, Class M1	531,978	423,597
5.00%, 9/25/19, Series 2004-QS13, Class M3 ♦	138,973	2,643
Residential Asset Mortgage Products, Series 2003-SL1, Class M2, 7.32%, 4/25/31 ¥	739,046	293,213
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA3, Class 2A, 6.41%, 8/25/38	179,659	187,996
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-7, ¥
4.72%, 7/25/19, Class B2	399,602	334,735
4.72%, 7/25/19, Class B3	299,836	235,999

		13,046,548

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities (Cost: $23,358,516)		18,790,125

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶

Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities — 1.6%
Fixed Rate — 1.6%
Federal National Mortgage Association,
7.20%, 2/25/42, Series 2002-W1, Class 2A	$247,041	$289,521
5.75%, 12/25/42, Series 2003-W1, Class B1 ¥	1,123,478	775,096
6.14%, 7/25/44, Series 2004-W14, Class B2 ¥	889,774	215,762

Total Collateralized Mortgage Obligation - U.S. Agency Mortgage-Backed Securities (Cost: $1,190,034)		1,280,379

Commercial Mortgage-Backed Securities — 23.0%
Other — 23.0%
Americold LLC Trust, Series 2010-ARTA, Class C, 6.81%, 1/14/29 ■	405,000	454,498
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45 Δ	500,000	519,582
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, 9/11/38 Δ	1,000,000	1,115,077
Citigroup/Deutsche Bank Commercial Mortgage Trust, Δ
5.22%, 7/15/44, Series 2005-CD1, Class A4	1,000,000	1,098,999
5.89%, 11/15/44, Series 2007-CD5, Class A4	1,000,000	1,109,879
Extended Stay America Trust, Series 2010-ESHA, Class D, 5.50%, 11/5/27 ■	1,000,000	1,045,413
Greenwich Capital Commercial Funding Corporation,
5.44%, 3/10/39, Series 2007-GG9, Class A4	890,000	963,907
5.74%, 12/10/49, Series 2007-GG11, Class A4	1,465,000	1,582,477
GS Mortgage Securities Trust,
3.68%, 8/10/43, Series 2010-C1, Class A1 ■	609,380	630,544
5.81%, 8/10/45, Series 2007-GG10, Class A4 Δ	1,500,000	1,613,384
JP Morgan Chase Commercial Mortgage Securities Corporation,
5.25%, 7/15/46, Series 2011-C4, Class C ■ † «	750,000	761,228
5.79%, 2/12/51, Series 2007-CB20, Class A4 Δ	500,000	549,826
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Δ
6.15%, 4/15/41, Class A2	752,000	850,544
6.15%, 4/15/41, Class AM	210,000	218,683
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	960,000	1,056,531
Morgan Stanley Capital I,
6.28%, 1/11/43, Series 2008-T29, Class A4 Δ	1,125,000	1,303,019
5.33%, 12/15/43, Series 2006-IQ12, Class A4	565,000	615,621
5.45%, 2/12/44, Series 2007-HQ11, Class A4 Δ	600,000	652,527
5.26%, 9/15/47, Series 2011-C1, Class C ■	250,000	256,521
Vornado DP LLC, Series 2010-VNO, Class A1, 2.97%, 9/13/28 ■	524,487	521,656
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.25%, 12/15/43	1,000,000	1,024,257
WF-RBS Commercial Mortgage Trust, ■
5.39%, 2/15/44, Series 2011-C2, Class C	250,000	257,113
5.34%, 3/15/44, Series 2011-C3, Class C † «	750,000	757,253

Total Commercial Mortgage-Backed Securities (Cost: $16,076,953)		18,958,539

Asset-Backed Securities — 13.5%
Home Equity — 9.6%
AH Mortgage Advance Trust, Series SART-1, Class B1, 5.92%, 5/10/43 ■ †	1,000,000	1,000,000
Bayview Financial Acquisition Trust, Series 2005-D, Class AF4, 5.50%, 12/28/35	750,000	623,029
Countrywide Asset-Backed Certificates, Δ
5.38%, 5/25/36, Series 2005-16, Class 2AF2	625,158	516,185
0.25%, 6/25/47, Series 2007-11, Class 2A1	163,117	160,023
Home Equity Mortgage Trust, Series 2004-6, Class M2, 5.82%, 4/25/35	631,199	431,747
Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2A, 0.30%, 2/25/37 Δ	454,316	422,692
Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class B1, 11.69%, 12/26/22 ■ Δ	750,000	759,375
RBSSP Resecuritization Trust, ■ Δ
0.30%, 3/26/36, Series 2010-4, Class 1A1	447,686	414,779

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	PAR	FAIR VALUE ¶
0.52%, 7/26/36, Series 2010-8, Class 4A1	$624,187	$587,256
0.36%, 3/26/37, Series 2010-11, Class 2A1	633,393	604,097
0.41%, 9/26/37, Series 2009-9, Class 9A1	269,606	259,249
Renaissance Home Equity Loan Trust,
5.14%, 11/25/35, Series 2005-3, Class AF4	1,000,000	873,967
5.75%, 2/25/36, Series 2005-4, Class A6	913,285	774,002
Residential Funding Mortgage Securities II, Series 2003-HI4, Class M1, 5.53%, 2/25/29	602,429	509,718

		7,936,119

Manufactured Housing — 3.2%
Green Tree, Series 2008-MH1, Class A1, 7.00%, 4/25/38 ■ Δ	104,047	106,562
Green Tree Financial, Series 1994-2, Class A5, 8.30%, 5/15/19	75,258	77,698
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35%, 5/15/14	470,262	481,220
Madison Avenue Manufactured Housing Contract, Series 2002-A, Class A1, 0.54%, 3/25/32 Δ	6,044	6,041
Newcastle Investment Trust, Series 2010-MH1, Class A, 4.50%, 7/10/35 ■	777,371	799,788
Origen Manufactured Housing,
5.25%, 12/15/18, Series 2005-B, Class A2	2,188	2,185
5.73%, 11/15/35, Series 2004-B, Class M1 Δ	347,323	362,939
5.99%, 1/15/37, Series 2005-B, Class M1	750,000	768,911

		2,605,344

Other — 0.7%
321 Henderson Receivables LLC, Series 2010-1A, Class B, 9.31%, 7/15/61 ■	495,000	572,529

Total Asset-Backed Securities (Cost: $10,591,663)		11,113,992

Investment Grade Corporate Bonds — 3.3%
Basic Industry — 0.9%
Southern Copper, 7.50%, 7/27/35	210,000	228,647
Vale Overseas, 8.25%, 1/17/34	400,000	500,240

		728,887

Communications — 0.2%
Qwest, 8.88%, 3/15/12	175,000	184,406

Consumer Cyclical — 0.2%
CVS Caremark, 6.30%, 6/1/37 Δ	200,000	198,000

Electric — 0.7%
FirstEnergy Solutions, 6.05%, 8/15/21	255,000	280,450
Teco Finance, 6.57%, 11/1/17	250,000	292,532

		572,982

Insurance — 0.5%
American International Group, 6.25%, 3/15/37	200,000	185,000
Lincoln National, 6.05%, 4/20/67 Δ	250,000	245,000

		430,000

Real Estate — 0.8%
Duke Realty LP, 5.50%, 3/1/16	200,000	217,034
HRPT Properties Trust - REIT, 6.25%, 8/15/16	400,000	443,090

		660,124

Total Investment Grade Corporate Bonds (Cost: $2,325,149)		2,774,399

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

DESCRIPTION	SHARES/ PAR	FAIR VALUE ¶
Preferred Stocks — 1.6%
Banking — 0.4%
Bank of America, Series 5	19,000	$370,120

Finance — 0.6%
Goldman Sachs Group, Series A †	13,000	280,150
JPMorgan Chase Capital XXVI	8,000	207,500

		487,650

Real Estate Investment Trusts — 0.6%
Cogdell Spencer, Series A	5,000	125,312
iStar Financial, Series G	1,000	21,563
LaSalle Hotel Properties, Series H	5,000	123,995
Northstar Realty Finance, Series A	4,000	94,875
Northstar Realty Finance, Series B	5,863	135,765

		501,510

Total Preferred Stocks (Cost: $1,308,642)		1,359,280

Closed-End Fund — 0.1%
Blackrock Credit Allocation Income Trust IV (Cost: $111,859)	9,000	113,490

Short-Term Investments — 2.1%
Money Market Fund — 1.8%
First American Prime Obligations Fund, Class Z, 0.04% X	1,505,737	1,505,737

U.S. Treasury Obligation — 0.3%
U.S. Treasury Bill, 0.04%, 7/21/11 ☐	$260,000	259,986

Total Short-Term Investments (Cost: $1,765,723)		1,765,723

Total Investments ▲ — 141.1% (Cost: $114,002,157)		116,395,219

Other Assets and Liabilities, Net — (41.1)%		(33,910,414)

Total Net Assets — 100.0%		$82,484,805

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing.

As of May 31, 2011, the fund held six internally fair valued securities which are disclosed in footnote †.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On May 31, 2011, the total fair value of these investments was $25,557,840 or 31.0% of total net assets.

Δ	Variable Rate Security—The rate shown is the net coupon rate in effect as of May 31, 2011.

†	Security is fair valued. As of May 31, 2011, the fair value of these investments was $3,321,272 or 4.0% of total net assets.

Security purchased on a when-issued basis. On May 31, 2011, the total cost of investments purchased on a when-issued basis was $20,908,068 or 25.3% of total net assets.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2011, securities valued at $15,874,177 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$10,595,735	05/11/11	0.25%	06/10/11	$1,545	(1)
4,484,661	05/02/11	0.40%	06/02/11	1,495	(2)

$15,080,396				$3,040

*	Interest rate as of May 31, 2011. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name	of broker and description of collateral:
(1)	Goldman Sachs

Federal Home Loan Mortgage Corporation Gold, 6.50%, 11/1/28, $126,364 par

Federal National Mortgage Association, 6.00%, 12/1/13, $92,724 par

Federal National Mortgage Association, 7.00%, 7/1/17, $122,248 par

Federal National Mortgage Association, 5.00%, 11/1/18, $223,942 par

Federal National Mortgage Association, 5.00%, 2/1/21, $329,520 par

Federal National Mortgage Association, 6.00%, 5/1/29, $218,868 par

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

Federal National Mortgage Association, 7.00%, 9/1/31, $127,754 par

Federal National Mortgage Association, 5.50%, 6/1/33, $284,996 par

Federal National Mortgage Association, 6.00%, 1/1/34, $525,127 par

Federal National Mortgage Association, 5.50%, 2/1/34, $529,003 par

Federal National Mortgage Association, 6.00%, 3/1/34, $428,054 par

Federal National Mortgage Association, 6.00%, 1/1/35, $496,574 par

Federal National Mortgage Association, 5.00%, 7/1/35, $729,298 par

Federal National Mortgage Association, 5.50%, 3/1/36, $537,881 par

Federal National Mortgage Association, 6.00%, 6/1/36, $1,405,235 par

Federal National Mortgage Association, 5.50%, 4/1/37, $1,109,179 par

Federal National Mortgage Association, 5.00%, 6/1/37, $860,969 par

Federal National Mortgage Association, 5.50%, 6/1/38, $1,121,319 par

Government National Mortgage Association, 5.50%, 8/15/33, $705,274 par

Government National Mortgage Association, 6.00%, 7/15/34, $328,240 par

(2)	Barclays

Federal Home Loan Mortgage Corporation Gold, 5.50%, 10/1/33, $478,840 par

Federal National Mortgage Association, 2.43%, 10/1/32, $207,822 par

Federal National Mortgage Association, 5.00%, 2/1/19, $367,255 par

Federal National Mortgage Association, 5.50%, 4/1/21, $344,469 par

Federal National Mortgage Association, 6.50%, 6/1/32, $175,124 par

Federal National Mortgage Association, 5.50%, 11/1/33, $766,297 par

Federal National Mortgage Association, 6.00%, 11/1/33, $237,917 par

Federal National Mortgage Association, 5.50%, 12/1/33, $431,515 par

Federal National Mortgage Association, 6.50%, 6/1/34, $496,773 par

Federal National Mortgage Association, 5.50%, 3/1/35, $716,342 par

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2011, the fair value of these investments was $7,387,180 or 9.0% of total net assets.

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

X	Investment in affiliated security. This money market fund is advised by USBAM, which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2011.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of May 31, 2011.

▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $114,002,157. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,794,515
Gross unrealized depreciation	(5,401,453)
Net unrealized appreciation	$2,393,062

REIT—Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Settlement Month	Number of Contracts Sold	Notional Contract Value	Unrealized Depreciation
U.S. Treasury 2 Year Note Futures	September 2011	3	$(657,563)	$(944)
U.S. Treasury 5 Year Note Futures	September 2011	112	(13,343,750)	(81,108)
U.S. Treasury 10 Year Note Futures	September 2011	42	(5,149,594)	(41,359)
U.S. Treasury Long Bond Futures	September 2011	18	(2,247,188)	(17,097)

				$(140,508)

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

As of May 31, 2011, the fund’s asset and liability values of derivative instruments categorized by risk exposure were classified as follows:

Liability Derivatives	Value
Interest Rate Contracts	$140,508

Balance as of May 31, 2011	$140,508

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
High Yield Corporate Bonds	$—	$26,099,388	$522,641	$26,622,029
U.S. Government Agency Mortgage-Backed Securities	—	33,617,263	—	33,617,263
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	18,790,125	—	18,790,125
Collateralized Mortgage Obligation – U.S. Agency Mortgage-Backed Securities	—	1,280,379	—	1,280,379
Commercial Mortgage-Backed Securities	—	17,440,058	1,518,481	18,958,539
Asset-Backed Securities	—	10,113,992	1,000,000	11,113,992
Investment Grade Corporate Bonds	—	2,774,399	—	2,774,399
Preferred Stocks	1,079,130	—	280,150	1,359,280
Closed-End Fund	113,490	—	—	113,490
Short-Term Investments	1,505,737	259,986	—	1,765,723

Total Investments	$2,698,357	$110,375,590	$3,321,272	$116,395,219

As of May 31, 2011, the fund’s investments in other financial instruments* were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Futures Contracts Outstanding	$(140,508)	$—	$—	$(140,508)

Total Other Financial Instruments	$(140,508)	$—	$—	$(140,508)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Income Fund (MRF)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Corporate Bonds	Collateralized Mortgage Obligation – Private Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Asset- Backed Securities	Preferred Stocks	Total Fair Value
Balance as of August 31, 2010	$—	$488,858	$—	$500,000	$124,800	$1,113,658
Accrued discounts/premiums	(163)	—	—	4	—	(159)
Realized gain (loss)	—	—	—	8,769	—	8,769
Net change in unrealized appreciation or depreciation	5,567	—	3,511	116	1,362	10,556
Net purchases (sales)	517,237	—	1,514,970	491,111	153,988	2,677,306
Net transfers in and/or (out) of Level 3	—	(488,858)	—	—	—	(488,858)

Balance as of May 31, 2011	$522,641	$—	$1,518,481	$1,000,000	$280,150	$3,321,272

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2011	$5,567	$—	$3,511	$116	$1,362	$10,556

During the period ended May 31, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using beginning of period values.

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

AMERICAN INCOME FUND    |    2011 QUARTERLY REPORT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 25, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 25, 2011